Investments accounted for using the equity method - Changes in investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using the equity method
At 1 January	¥ 4,904	¥ 8,330
Acquisition	860	900
Disposal	(600)
Impairment		(4,407)
Share of loss		81
Transfer to assets held-for-sale	(4,004)
At 31 December	¥ 1,160	¥ 4,904